Subsequent events	12 Months Ended
Mar. 30, 2024
Subsequent Events [Abstract]
Subsequent events
19.	Subsequent events
On June
26
, 2024, the Company entered into an amendment to the Amended Credit Facility with Wells Fargo Capital Finance Corporation Canada. The amendment replaces the interest rate of CDOR plus a spread ranging from 1.5%

-
2% depending on the Company’s excess availability levels for the interest rate of CORRA plus a CORRA adjustment ranging from 0.30% to 0.32% and a spread ranging from 1.5%

-
2% depending on the Company’s excess availability levels. The adjustment is effective on June
26
, 2024.
On June
26
, 2024, the Company entered into an amendment to the Amended Term Loan with
SLR.
The amendment replaces the interest rate of CDOR plus 7.75% (or CDOR plus 7.00% or CDOR plus 6.75% depending on the Company complying with certain financial covenants) for the interest rate of CORRA plus a CORRA adjustment of 0.32% and 7.75% (or CORRA plus a CORRA adjustment of 0.32% plus 7.00% or CORRA plus a CORRA adjustment of 0.32% plus 6.75% depending on the Company complying with certain financial covenants). The adjustment is effective on June
26
, 2024.
On June 3, 2024, the Company entered into a financing agreement for a capital lease facility
financing

with Varilease Finance. Inc
.
relating to
certain equipment consisting of leasehold improvements, furniture, security equipment and related equipment for the
partial
renovation of a store. The maximum borrowing amount under this facility is
U.S
.

$0.6 million
(Cdn $
0.8 million
) and the balance as of March 30, 2024 is nil. The payments are interest bearing at approximately 10%
annually
and commence upon project completion
.
On June 20, 2024, the Company entered into an early termination lease agreement for one of its retail stores, that modifies the lease term to
January 31, 2025.
The lease termination results in a termination payment that is to be repaid over a period of time up to April 2026.
On July
15
, 2024, the
Company obtained a support letter from one if its shareholders, Mangrove Holding S.A., providing financial support in an amount of up to
$
3.75
million, of which $1.0 million would be available after January 1, 2025. These amounts can be borrowed, if needed, when deemed necessary by the Company, upon approval by the Company’s Board of Directors, until at least
July 31, 2025, to
assist the Company in satisfying its obligations and debt service requirements as they come due in the normal course of operations, or in meeting its financial covenant requirements of maintaining minimum excess availability levels of
$8.5
million at all times as required by its Amended Credit Facility and Amended Term Loan. Amounts drawn under this support letter will bear interest at an annual rate of 15%. However, there will be no interest or principal repayment
s
prior to July 31, 2025.